Deposits (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Deposits (Textual) [Abstract]
Total deposits	$ 1,617,774,000	$ 1,798,034,000
Percentage decrease in deposits	10.00%
Decrease in deposits	(180,057,000)	(621,766,000)	(73,837,000)
Decrease in Interest-bearing demand deposits	20,500,000
Decrease in Time deposits with balances less than $100 thousand	131,700,000
Decrease in Time deposits with balances $100 thousand or more	64,600,000
Increase in Noninterest-bearing demand deposits	37,800,000
Brokered deposits	63,400,000	97,500,000
Interest-bearing demand deposits [Member]
Deposits (Textual) [Abstract]
Brokered deposits	9,400,000	15,200,000
Time Deposit [Member]
Deposits (Textual) [Abstract]
Brokered deposits	$ 54,000,000	$ 82,300,000